EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS
Our consolidated net income includes our Company's proportionate share of the net income or loss of our equity method investees. When we record our proportionate share of net income, it increases equity income (loss) — net in our consolidated statements of income and our carrying value in that investment. Conversely, when we record our proportionate share of a net loss, it decreases equity income (loss) — net in our consolidated statements of income and our carrying value in that investment. The Company's proportionate share of the net income or loss of our equity method investees includes significant operating and nonoperating items recorded by our equity method investees. These items can have a significant impact on the amount of equity income (loss) — net in our consolidated statements of income and our carrying value in those investments. Refer to Note 17 for additional information related to significant operating and nonoperating items recorded by our equity method investees. The carrying values of our equity method investments are also impacted by our proportionate share of items impacting the equity investee's AOCI.
We eliminate from our financial results all significant intercompany transactions, including the intercompany portion of transactions with equity method investees.
The Company's equity method investments include our ownership interests in Coca-Cola FEMSA, Coca-Cola Hellenic, Coca-Cola Amatil Limited and Monster. As of December 31, 2015, we owned approximately 28 percent, 24 percent, 29 percent and 17 percent, respectively, of these companies' outstanding shares. As of December 31, 2015, our investment in our equity method investees in the aggregate exceeded our proportionate share of the net assets of these equity method investees by $4,306 million. This difference is not amortized.
A summary of financial information for our equity method investees in the aggregate is as follows (in millions):

Year Ended December 31,[1]	2015	2014	2013
Net operating revenues	$47,498	$52,627	$53,038
Cost of goods sold	28,749	31,810	32,377
Gross profit	$18,749	$20,817	$20,661
Operating income	$4,483	$4,489	$4,380
Consolidated net income	$2,299	$2,440	$2,364
Less: Net income attributable to noncontrolling interests	65	74	62
Net income attributable to common shareowners	$2,234	$2,366	$2,302
Equity income (loss) — net	$489	$769	$602
[1] The financial information represents the results of the equity method investees during the Company's period of ownership.

December 31,	2015	2014
Current assets	$17,524	$16,184
Noncurrent assets	36,498	40,080
Total assets	$54,022	$56,264
Current liabilities	$11,820	$12,477
Noncurrent liabilities	14,467	16,657
Total liabilities	$26,287	$29,134
Equity attributable to shareowners of investees	$26,854	$26,363
Equity attributable to noncontrolling interests	881	767
Total equity	$27,735	$27,130
Company equity investment	$12,318	$9,947
Net sales to equity method investees, the majority of which are located outside the United States, were $8,984 million, $10,063 million and $9,178 million in 2015, 2014 and 2013, respectively. Total payments, primarily marketing, made to equity method investees were $1,380 million, $1,605 million and $1,807 million in 2015, 2014 and 2013, respectively. In addition, purchases of beverage products from equity method investees were $1,131 million, $381 million and $415 million in 2015, 2014 and 2013, respectively. The increase in purchases of beverage products in 2015 is primarily due to purchases from Monster. Refer to Note 2 for additional information.
If valued at the December 31, 2015 quoted closing prices of shares actively traded on stock markets, the value of our equity method investments in publicly traded bottlers would have exceeded our carrying value by $7,225 million.
Net Receivables and Dividends from Equity Method Investees
Total net receivables due from equity method investees were $1,399 million and $1,448 million as of December 31, 2015 and 2014, respectively. The total amount of dividends received from equity method investees was $367 million, $398 million and $401 million for the years ended December 31, 2015, 2014 and 2013, respectively. The amount of consolidated reinvested earnings that represents undistributed earnings of investments accounted for under the equity method as of December 31, 2015 was $3,389 million.